Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services at a point in time in the following categories and regions:

	Year ended December 31, 2024
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	6,691	-	6,691
Germany	1,360	-	1,360
Colombia	300	-	300
United Kingdom	-	976	976
Other	141	119	260
	8,492	1,095	9,587

	Year ended December 31, 2023
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	3,416	-	3,416
Germany	3,563	-	3,563
Other	164	-	164
	7,143	-	7,143

	Year ended December 31, 2022
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	8,600	-	8,600
Germany	4,563	-	4,563
China	1,326	-	1,326
Other	83	-	83
	14,572	-	14,572

Summary of deferred revenue

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2024
	Current	Non-Current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech Limited	5	39	44
	120	914	1,034